Biological assets (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)
Level 2 [Member] | Other Cattle [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period		$ 256,000,000		$ 217,000,000
Transfers		0		0
Purchases		12,000,000		11,000,000
Initial recognition and changes in the fair value of biological assets		(92,000,000)		50,000,000
Decrease due to harvest		0		0
Non-current (Production) other	$ 147
Sales		(7,000,000)		(22,000,000)
Consumptions		(1,000,000)		0
Costs for the year		0		0
Foreign exchange gain / (loss)				0
Currency translation adjustment	0
Current (Consumable)	24			17,000,000
Non-current (Production)	232		$ 200,000,000
As of end of period		168,000,000		256,000,000
Current (Consumable), other	21
Level 1 [Member] | Agricultural Business [Member] | Others [Member]
Statement [Line Items]
As of beginning of period		136,000,000		156,000,000
Transfers		0		0
Purchases		0		0
Initial recognition and changes in the fair value of biological assets		0		0
Decrease due to harvest		0		0
Non-current (Production) other	114
Sales		0		0
Consumptions		(32,000,000)		(26,000,000)
Costs for the year		11,000,000		6,000,000
Foreign exchange gain / (loss)		0		0
Current (Consumable)	0			0
Non-current (Production)	136		156,000,000
As of end of period		115,000,000		136,000,000
Current (Consumable), other	1
Level 1 [Member] | Sown Land-crops [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period		3,994,000,000		326,000,000
Transfers		(835,000,000)		(1,000,000,000)
Purchases		0		0
Initial recognition and changes in the fair value of biological assets		0		0
Decrease due to harvest		0		0
Non-current (Production) other	0
Sales		0		0
Consumptions		0		0
Costs for the year		4,322,000,000		5,668,000,000
Foreign exchange gain / (loss)				(1,000,000,000)
Currency translation adjustment	1,414
Current (Consumable)	3,994			326,000,000
Non-current (Production)	0		0
As of end of period		8,895,000,000		3,994,000,000
Current (Consumable), other	8,895
Level 3 [Member] | Sown Land-crops [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period		5,508,000,000		13,370,000,000
Transfers		835,000,000		1,000,000,000
Purchases		0		0
Initial recognition and changes in the fair value of biological assets		4,517,000,000		26,644,000,000
Decrease due to harvest		(56,662,000,000)		(77,180,000,000)
Non-current (Production) other	0
Sales		0		0
Consumptions		0		0
Costs for the year		48,294,000,000		42,047,000,000
Foreign exchange gain / (loss)				(373,000,000)
Currency translation adjustment	(757)
Current (Consumable)	5,508			13,370,000,000
Non-current (Production)	0		0
As of end of period		1,735,000,000		5,508,000,000
Current (Consumable), other	1,735
Level 3 [Member] | Sugarcane Fields [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period		8,858,000,000		8,215,000,000
Transfers		0		0
Purchases		0		0
Initial recognition and changes in the fair value of biological assets		(375,000,000)		13,551,000,000
Decrease due to harvest		(13,703,000,000)		(23,276,000,000)
Non-current (Production) other	0
Sales		0		0
Consumptions		0		0
Costs for the year		11,165,000,000		12,754,000,000
Foreign exchange gain / (loss)				(2,386,000,000)
Currency translation adjustment	321
Current (Consumable)	0			8,215,000,000
Non-current (Production)	8,858		0
As of end of period		6,266,000,000		8,858,000,000
Current (Consumable), other	6,266
Agricultural Business 1 [Member] | Level 1 [Member]
Statement [Line Items]
As of beginning of period		32,945,000,000		35,227,000,000
Transfers		0		0
Purchases		1,168,000,000		3,749,000,000
Initial recognition and changes in the fair value of biological assets		(1,347,000,000)		39,598,000,000
Decrease due to harvest		(70,365,000,000)		(100,456,000,000)
Non-current (Production) other	9,305
Sales		(4,579,000,000)		(6,666,000,000)
Consumptions		(56,000,000)		(56,000,000)
Costs for the year		69,143,000,000		66,272,000,000
Foreign exchange gain / (loss)				(4,723,000,000)
Currency translation adjustment	1,090
Current (Consumable)	19,859			23,745,000,000
Non-current (Production)	13,086		11,482,000,000
As of end of period		27,999,000,000		32,945,000,000
Agricultural Business 1 [Member] | Level 2 of fair value [Member] | Breeding Cattle And Cattle For Sale [Member]
Statement [Line Items]
As of beginning of period		14,193,000,000		12,943,000,000
Transfers		0		0
Purchases		1,156,000,000		3,738,000,000
Initial recognition and changes in the fair value of biological assets		(5,397,000,000)		(647,000,000)
Decrease due to harvest		0		0
Non-current (Production) other	9,044
Sales		(4,572,000,000)		(6,644,000,000)
Consumptions		(23,000,000)		(30,000,000)
Costs for the year		5,351,000,000		5,797,000,000
Foreign exchange gain / (loss)				(964,000,000)
Currency translation adjustment	112
Current (Consumable)	1,475			1,817,000,000
Non-current (Production)	12,718		$ 11,126,000,000
As of end of period		$ 10,820,000,000		$ 14,193,000,000
Current (Consumable), other	$ 1,776